Stockholders’ Deficit (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 27, 2023	Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	50,000,000		50,000,000	50,000,000	500,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000		5,000,000	5,000,000	50,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	4,708,192		4,776,531	3,335,674
Stockholders deficit	$ (3,312,101)	$ 3,659,799	$ (1,906,206)	$ 5,785,447		$ 21,868,446
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares				64,823
Related Party [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders deficit	0
Stock based compensation			$ 1,215,365	$ 694,524
Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders deficit
Preferred Stock [Member] | Related Party [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	50,000,000
Preferred stock, par value	$ 0.00001
Common Class A [Member] | Related Party [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value	$ 0.00001		$ 0.00001
Common stock, shares issued	15,000,000
Common Class B [Member] | Related Party [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value	$ 0.00001		$ 0.00001
Common stock, shares issued	10,000,000
Exchange shares	100,000
Series X Preferred Stock [Member] | Related Party [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value	$ 0.00001
Preferred stock, shares designated	1
Next NRG Holding Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized			100,000	100,000
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares issued			100,000	100,000
Stockholders deficit	$ (711,219)	34,182	$ (486,398)	$ 35,082		$ 47,065
Notes payable			74,559	1,732
Stock based compensation	$ 190,312
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation One [Member]
Subsidiary or Equity Method Investee [Line Items]
[custom:DescriptionOfCompensation]	$250,000 during year 1, with an increase of 4% annually each year thereafter,
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation Two [Member]
Subsidiary or Equity Method Investee [Line Items]
[custom:DescriptionOfCompensation]	2,700,000 share of Series A common stock and 1,800,000 shares of Series B common stock, vesting will occur ¼ on each anniversary at the end of month 12, 24, 36 and 48,
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation Three [Member]
Subsidiary or Equity Method Investee [Line Items]
[custom:DescriptionOfCompensation]	Based on mutually agreed upon key performance indicators, additional shares of Series A (900,000 shares) and B (600,000) shares common stock; and
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation Four [Member]
Subsidiary or Equity Method Investee [Line Items]
[custom:DescriptionOfCompensation]	Cash bonuses in year 4 and 5 based on mutually agreed upon key performance indicators.
Next NRG Holding Corp [Member] | Related Party [Member]
Subsidiary or Equity Method Investee [Line Items]
Notes payable	$ 742		$ 74,559
Next NRG Holding Corp [Member] | Third Party [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock based compensation	$ 190,312
Next NRG Holding Corp [Member] | Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	50,000,000
Preferred stock, par value	$ 0.00001
Next NRG Holding Corp [Member] | Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	500,000,000		500,000,000
Common stock, par value	$ 0.00001		$ 0.00001
Common stock, shares issued	17,700,000		0
Expenses	$ 190,312
Next NRG Holding Corp [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	500,000,000		500,000,000
Common stock, par value	$ 0.00001		$ 0.00001
Common stock, shares issued	11,800,000		0
Expenses	$ 190,312
Next NRG Holding Corp [Member] | Series X Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	50,000,000		50,000,000
Preferred stock, par value	$ 0.00001		$ 0.00001
Preferred stock, shares designated	1
Next NRG Holding Corp [Member] | Series X Preferred Stock [Member] | Chief Executive Officer [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value	$ 0.00001
Preferred stock, shares designated	1
Next NRG Holding Corp [Member] | Series X Preferred Stock [Member] | Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders deficit
Next NRG Holding Corp [Member] | Series A and B Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares	4,500,000
Next NRG Holding Corp [Member] | Series A and B Common Stock [Member] | Third Party [Member]
Subsidiary or Equity Method Investee [Line Items]
Per share	$ 2.03
Stock based compensation	$ 9,135,000